Segregated Funds - Summary of Composition of Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	$ 348,933	$ 400,196	$ 367,809
Composition of segregated funds net assets
Held by policyholders	348,562	399,788
Held by the Company	371	408
Cash and short-term securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	4,280	3,955
Debt securities [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	15,270	18,651
Equity [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	15,499	16,844
Mutual funds [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	308,707	354,882
Other investments [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	4,293	4,613
Accrued investment income [member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	1,680	2,340
Other assets and liabilities, net [Member]
Disclosure of Composition Of Segregated Fund [line items]
Total segregated funds net assets	$ (796)	$ (1,089)